CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Fixed Income Funds, Inc. (1933 Act File No. 2-77329; 1940 Act File No. 811-3458) ("Registrant") hereby certifies (a) that the respective form of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 ("Amendment No. 34") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 34 was filed electronically.

WADDELL & REED ADVISORS
FIXED INCOME FUNDS, INC.

Dated: February 4, 2005	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel